Shareholders' equity - Reconciliation of movement in reserves (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Debt securities at FVOCI reserve
Balance as at beginning of period	$ 443	$ 562	$ 177
Net gains/(losses) from changes in fair value	(142)	(71)	649
Income tax effect	38	20	(197)
Transferred to income statement	(205)	(97)	(98)
Income tax effect	62	29	29
Loss allowance on debt securities measured at FVOCI	(2)	1	1
Other	29	(1)	1
Balance as at end of period	223	443	562
Equity securities at FVOCI reserve
Balance as at beginning of period	44	40	(4)
Net gains/(losses) from changes in fair value	146	7	43
Income tax effect		(3)	1
Balance as at end of period	190	44	40
Share-based payment reserve
Balance as at beginning of period	1,806	1,779	1,720
Share-based payment expense	60	27	59
Balance as at end of period	1,866	1,806	1,779
Cash flow hedge reserve
Balance as at beginning of period	196	95	(42)
Net gains/(losses) from changes in fair value	1,222	175	121
Income tax effect	(362)	(51)	(35)
Transferred to income statements	(10)	(33)	72
Income tax effect	3	10	(21)
Balance as at end of period	1,049	196	95
Foreign currency translation reserve
Balance as at beginning of period	(241)	(502)	(292)
Exchange differences on translation of foreign operations	(367)	515	(266)
Gains/(losses) on net investment hedges	201	(254)	56
Balance as at end of period	(407)	(241)	(502)
Other reserves
Balance as at beginning of period	(21)	(20)	(15)
Transactions with owners	1	(1)	(5)
Balance as at end of period	(20)	(21)	(20)
Total reserves	$ 2,901	$ 2,227	$ 1,954